Schedule of Investments (unaudited)
August 31, 2024
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 88.8%
Communication Services — 5.8%
Interactive Media & Services — 2.3%
Alphabet Inc., Class A Shares	17,000	$2,777,460
Meta Platforms Inc., Class A Shares	7,676	4,001,576
Total Interactive Media & Services		6,779,036
Media — 1.9%
Comcast Corp., Class A Shares	138,685	5,487,765
Wireless Telecommunication Services — 1.6%
T-Mobile US Inc.	24,600	4,888,512

Total Communication Services		17,155,313
Consumer Discretionary — 1.7%
Household Durables — 1.7%
Lennar Corp., Class A Shares	27,600	5,024,856

Consumer Staples — 7.0%
Beverages — 1.4%
Coca-Cola Co.	58,724	4,255,728 (a)
Consumer Staples Distribution & Retail — 0.8%
Target Corp.	15,000	2,304,300
Food Products — 2.6%
McCormick & Co. Inc., Non Voting Shares	45,100	3,609,353
Nestle SA, ADR	40,600	4,340,952
Total Food Products		7,950,305
Household Products — 2.2%
Colgate-Palmolive Co.	25,231	2,687,102 (a)
Procter & Gamble Co.	22,122	3,794,808 (a)
Total Household Products		6,481,910

Total Consumer Staples		20,992,243
Energy — 5.6%
Oil, Gas & Consumable Fuels — 5.6%
Enbridge Inc.	37,860	1,521,215
ONEOK Inc.	115,479	10,665,640 (a)
Williams Cos. Inc.	96,740	4,427,790 (a)

Total Energy		16,614,645
Financials — 9.4%
Banks — 3.1%
JPMorgan Chase & Co.	20,777	4,670,670 (a)
US Bancorp	94,500	4,463,235
Total Banks		9,133,905
Capital Markets — 5.8%
Blackstone Inc.	58,285	8,297,453 (a)
Blue Owl Capital Inc.	439,555	7,753,750
Intercontinental Exchange Inc.	8,230	1,329,556
Total Capital Markets		17,380,759
Insurance — 0.5%
Chubb Ltd.	5,590	1,588,566

Total Financials		28,103,230
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 8.7%
Biotechnology — 2.1%
AbbVie Inc.	24,781	$4,864,758
Amgen Inc.	4,290	1,432,131
Total Biotechnology		6,296,889
Health Care Providers & Services — 0.7%
UnitedHealth Group Inc.	3,400	2,006,680
Pharmaceuticals — 5.9%
Eli Lilly & Co.	3,700	3,552,074
Johnson & Johnson	32,374	5,369,551 (a)
Merck & Co. Inc.	52,973	6,274,652 (a)
Pfizer Inc.	84,608	2,454,478
Total Pharmaceuticals		17,650,755

Total Health Care		25,954,324
Industrials — 9.0%
Aerospace & Defense — 4.4%
L3Harris Technologies Inc.	14,700	3,479,049 (a)
Lockheed Martin Corp.	10,478	5,952,552 (a)
Northrop Grumman Corp.	6,711	3,511,262
Total Aerospace & Defense		12,942,863
Electrical Equipment — 0.7%
Emerson Electric Co.	20,096	2,117,917 (a)
Ground Transportation — 2.2%
Union Pacific Corp.	25,900	6,632,731 (a)
Machinery — 1.5%
Otis Worldwide Corp.	46,310	4,385,094 (a)
Professional Services — 0.2%
Paychex Inc.	5,170	678,304 (a)

Total Industrials		26,756,909
Information Technology — 18.5%
Semiconductors & Semiconductor Equipment — 8.2%
Broadcom Inc.	63,258	10,299,668 (a)
NXP Semiconductors NV	13,832	3,545,972
QUALCOMM Inc.	60,524	10,609,857 (a)
Total Semiconductors & Semiconductor Equipment		24,455,497
Software — 6.6%
Microsoft Corp.	24,604	10,263,312 (a)
Oracle Corp.	37,769	5,336,382 (a)
Salesforce Inc.	16,284	4,118,224
Total Software		19,717,918
Technology Hardware, Storage & Peripherals — 3.7%
Apple Inc.	48,314	11,063,906 (a)

Total Information Technology		55,237,321
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2024 Quarterly Report

 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate — 15.8%
Health Care REITs — 1.3%
Alexandria Real Estate Equities Inc.	26,267	$3,140,745
Global Medical REIT Inc.	72,500	674,975
Total Health Care REITs		3,815,720
Industrial REITs — 2.1%
Lineage Inc.	30,962	2,597,712 *
Prologis Inc.	29,700	3,796,254 (a)
Total Industrial REITs		6,393,966
Residential REITs — 5.8%
American Homes 4 Rent, Class A Shares	154,100	6,128,557 (a)
Equity LifeStyle Properties Inc.	105,530	7,673,086
Equity Residential	46,167	3,456,985
Total Residential REITs		17,258,628
Specialized REITs — 6.6%
American Tower Corp.	28,590	6,405,875 (a)
Digital Realty Trust Inc.	17,400	2,638,014 (a)
Equinix Inc.	5,320	4,438,795 (a)
Gaming and Leisure Properties Inc.	119,977	6,241,204 (a)
Total Specialized REITs		19,723,888

Total Real Estate		47,192,202
Utilities — 7.3%
Electric Utilities — 3.4%
Edison International	32,800	2,854,584
PPL Corp.	229,900	7,336,109 (a)
Total Electric Utilities		10,190,693
Multi-Utilities — 3.9%
DTE Energy Co.	11,184	1,398,224
Public Service Enterprise Group Inc.	53,300	4,303,975
Sempra	72,360	5,946,545 (a)
Total Multi-Utilities		11,648,744

Total Utilities		21,839,437
Total Common Stocks (Cost — $179,535,910)		264,870,480
	Shares/Units
Master Limited Partnerships — 19.7%
Diversified Energy Infrastructure — 13.0%
Energy Transfer LP	1,027,406	16,541,237 (a)
Enterprise Products Partners LP	472,780	13,871,365 (a)
Plains GP Holdings LP, Class A Shares	437,240	8,395,008 *
Total Diversified Energy Infrastructure		38,807,610
Oil/Refined Products — 4.9%
CrossAmerica Partners LP	101,729	1,999,992
MPLX LP	188,500	8,082,880 (a)
Sunoco LP	81,658	4,423,414 (a)
Total Oil/Refined Products		14,506,286
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security			Shares/Units	Value
Petrochemicals — 1.8%
Westlake Chemical Partners LP			239,536	$5,447,048 (a)

Total Master Limited Partnerships (Cost — $16,053,572)				58,760,944
	Rate		Shares
Convertible Preferred Stocks — 6.4%
Financials — 3.0%
Financial Services — 3.0%
Apollo Global Management Inc.	6.750%		142,451	9,088,374

Utilities — 3.4%
Electric Utilities — 3.4%
NextEra Energy Inc.	6.926%		225,100	10,143,006

Total Convertible Preferred Stocks (Cost — $15,688,783)				19,231,380
		Maturity Date	Face Amount
Corporate Bonds & Notes — 5.3%
Communication Services — 0.9%
Entertainment — 0.3%
Netflix Inc., Senior Notes	5.375%	11/15/29	$400,000	417,786 (b)
Walt Disney Co., Senior Notes	2.000%	9/1/29	600,000	539,108
Total Entertainment				956,894
Interactive Media & Services — 0.1%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	250,000	222,154 (b)
Media — 0.3%
Comcast Corp., Senior Notes	4.250%	10/15/30	550,000	543,973
Fox Corp., Senior Notes	6.500%	10/13/33	400,000	433,551
Total Media				977,524
Wireless Telecommunication Services — 0.2%
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	500,000	481,175

Total Communication Services				2,637,747
Consumer Discretionary — 0.8%
Automobiles — 0.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	550,000	468,674
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	250,000	247,921
Total Automobiles				716,595
Broadline Retail — 0.2%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	550,000	480,677
Hotels, Restaurants & Leisure — 0.3%
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	400,000	399,889 (b)
Royal Caribbean Cruises Ltd., Senior Notes	7.250%	1/15/30	400,000	423,152 (b)
Total Hotels, Restaurants & Leisure				823,041
Specialty Retail — 0.1%
Home Depot Inc., Senior Notes	2.700%	4/15/30	300,000	276,053

Total Consumer Discretionary				2,296,366
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2024 Quarterly Report

 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Staples — 0.3%
Food Products — 0.2%
Lamb Weston Holdings Inc., Senior Notes	4.375%	1/31/32	$550,000	$506,977 (b)
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	400,000	409,461

Total Consumer Staples				916,438
Financials — 1.3%
Banks — 1.0%
Bank of America Corp., Senior Notes (5.015% to 7/22/32 then SOFR + 2.160%)	5.015%	7/22/33	600,000	607,280 (c)
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	700,000	739,304 (c)
JPMorgan Chase & Co., Subordinated Notes (5.717% to 9/14/32 then SOFR + 2.580%)	5.717%	9/14/33	700,000	732,579 (c)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	300,000	310,830 (c)
Wells Fargo & Co., Senior Notes (4.897% to 7/25/32 then SOFR + 2.100%)	4.897%	7/25/33	500,000	497,821 (c)
Total Banks				2,887,814
Capital Markets — 0.0%††
Daimler Truck Finance North America LLC, Senior Notes	5.200%	1/17/25	200,000	199,976 (b)
Consumer Finance — 0.2%
American Express Co., Senior Notes (5.043% to 5/1/33 then SOFR + 1.835%)	5.043%	5/1/34	500,000	505,762 (c)
Financial Services — 0.1%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	250,000	266,796 (b)

Total Financials				3,860,348
Health Care — 1.2%
Biotechnology — 0.2%
Amgen Inc., Senior Notes	5.250%	3/2/33	550,000	565,467
Health Care Providers & Services — 0.8%
Centene Corp., Senior Notes	3.000%	10/15/30	600,000	533,606
Cigna Group, Senior Notes	2.400%	3/15/30	348,000	312,045
CVS Health Corp., Senior Notes	3.750%	4/1/30	600,000	569,000
HCA Inc., Senior Notes	5.625%	9/1/28	400,000	412,629
UnitedHealth Group Inc., Senior Notes	5.000%	10/15/24	500,000	499,765
Total Health Care Providers & Services				2,327,045
Pharmaceuticals — 0.2%
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	550,000	553,219

Total Health Care				3,445,731
Industrials — 0.4%
Aerospace & Defense — 0.2%
Northrop Grumman Corp., Senior Notes	4.750%	6/1/43	500,000	468,780
Ground Transportation — 0.1%
XPO Inc., Senior Secured Notes	6.250%	6/1/28	350,000	357,734 (b)
Trading Companies & Distributors — 0.1%
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	500,000	451,662

Total Industrials				1,278,176
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Information Technology — 0.1%
IT Services — 0.1%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	$150,000	$154,850 (b)

Materials — 0.3%
Containers & Packaging — 0.1%
Ball Corp., Senior Notes	3.125%	9/15/31	550,000	481,389
Metals & Mining — 0.2%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	500,000	490,083

Total Materials				971,472
Utilities — 0.0%††
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	100,000	103,407 (b)

Total Corporate Bonds & Notes (Cost — $15,299,104)				15,664,535
			Shares
Investments in Underlying Funds — 2.0%
Ares Capital Corp. (Cost — $5,260,817)			286,890	6,047,641 (a)(d)
Total Investments before Short-Term Investments (Cost — $231,838,186)				364,574,980
	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.8%
U.S. Treasury Bills — 0.1%
U.S. Treasury Bills (Cost — $249,927)	0.000%	9/3/24	250,000	250,000 (e)
			Shares
Money Market Funds — 0.7%
Dreyfus Government Cash Management, Institutional Shares	5.191%		40,012	40,012 (f)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.087%		2,115,967	2,115,967 (f)

Total Money Market Funds (Cost — $2,155,979)				2,155,979

Total Short-Term Investments (Cost — $2,405,906)				2,405,979
Total Investments — 123.0% (Cost — $234,244,092)				366,980,959
Liabilities in Excess of Other Assets — (23.0)%				(68,600,769)
Total Net Assets — 100.0%				$298,380,190

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is a business development company.
(e)	Rate shown represents yield-to-maturity.
(f)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2024 Quarterly Report

 LMP Capital and Income Fund Inc.
Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income.
Under normal market conditions, the Fund seeks to maximize total return by investing at least 80% of its Managed Assets in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The Fund will vary its allocation between equity and fixed income securities depending on ClearBridge’s view of economic, market or political conditions, fiscal and monetary policy and security valuation.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

LMP Capital and Income Fund Inc. 2024 Quarterly Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$264,870,480	—	—	$264,870,480
Master Limited Partnerships	58,760,944	—	—	58,760,944
Convertible Preferred Stocks	19,231,380	—	—	19,231,380
Corporate Bonds & Notes	—	$15,664,535	—	15,664,535
Investments in Underlying Funds	6,047,641	—	—	6,047,641
Total Long-Term Investments	348,910,445	15,664,535	—	364,574,980
Short-Term Investments†:
U.S. Treasury Bills	—	250,000	—	250,000
Money Market Funds	2,155,979	—	—	2,155,979
Total Short-Term Investments	2,155,979	250,000	—	2,405,979
Total Investments	$351,066,424	$15,914,535	—	$366,980,959

†	See Schedule of Investments for additional detailed categorizations.

LMP Capital and Income Fund Inc. 2024 Quarterly Report